CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of Parent company statements of balance sheet
	2022	2021
ASSETS
Current assets
Prepaid expenses and other current assets	-	$23,713

Non-current assets
Investment in subsidiaries	84,026,689	41,934,675
Total assets	$84,026,689	$41,958,388

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Contingent consideration	21,515,801	-
Due to a related party	9,415	-
Accrued expenses and other current liabilities	17,172	-
Total liabilities	$21,542,388	-

COMMITMENT AND CONTINGENCIES

SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 31,598,333 and 13,848,333 shares issued and outstanding at December 31, 2022 and 2021, respectively	31,598	13,848
Additional paid-in capital	63,191,010	40,686,311
(Accumulated deficits) retained earnings	(738,307)	1,258,229
Total shareholders’ equity	62,484,301	41,958,388
	,	,
Total liabilities and shareholders’ equity	$84,026,689	$41,958,388

Schedule of condensed financial information of parent company
	For the years ended December 31,
	2022	2021	2020
Operating expenses:
General and administrative expenses	$(3,471,403)	$(3,016,735)	($488,735)

Other expenses
Other expenses	-	-	(10)
Loss from operations	$(3,471,403)	$(3,016,735)	$(488,745)
Equity in earnings of subsidiaries	1,474,867	1,998,855	2,168,995
Net (loss) income and comprehensive (loss) income attributable to the Company	$(1,996,536)	$(1,017,880)	$1,680,250

Schedule of Parent company statements of cashflows
	For the Years ended December 31,
	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(1,996,536)	$(1,017,880)	$1,680,250
Share-based compensation	2,832,500	-	-
Adjustments to reconcile net loss to net provided by (used in) operating activities
Equity in earnings of subsidiaries	1,474,867	(2,168,995)	(437,904)
Prepaid expenses and other current assets	23,713	(55,639)	-
Accrued expenses and other current liabilities	17,171	-	-
Net cash provided by (used in) operating activities	2,351,715	(3,242,514)	-

Cash flow from financing activities
Investment in subsidiaries	(14,341,664)	(2,162,937)	-
Net proceeds from issuance of ordinary shares	11,989,949	5,405,451	-
Net cash (used in) provided by financing activities	(2,351,715)	3,242,514	-
Change in cash	-	-	-
Cash, beginning of year	-	-	-
Cash, end of year	-	-	-